Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2014
Investment in Securities

Investment in securities at March 31, 2013 and 2014 consists of the following:

	Millions of yen
	2013	2014
Trading securities	¥33,041	¥16,079
Available-for-sale securities	757,299	881,606
Held-to-maturity securities	89,451	96,731
Other securities	213,877	220,160

Total	¥1,093,668	¥1,214,576

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type at March 31, 2013 and 2014 are as follows:

March 31, 2013

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥276,832	¥1,906	¥(21)	¥278,717
Japanese prefectural and foreign municipal bond securities	58,571	2,519	0	61,090
Corporate debt securities	193,973	3,809	(947)	196,835
Specified bonds issued by SPEs in Japan	64,159	116	(1,031)	63,244
CMBS and RMBS in the U.S., and other asset-backed securities	59,419	3,480	(2,208)	60,691
Other debt securities	7,367	944	0	8,311
Equity securities	53,869	34,703	(161)	88,411

	714,190	47,477	(4,368)	757,299

Held-to-maturity:
Japanese government bond securities and other	89,451	9,020	0	98,471

	¥803,641	¥56,497	¥(4,368)	¥855,770

March 31, 2014

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥359,148	¥1,230	¥(18)	¥360,360
Japanese prefectural and foreign municipal bond securities	93,927	2,913	(143)	96,697
Corporate debt securities	199,340	2,601	(555)	201,386
Specified bonds issued by SPEs in Japan	6,850	70	(148)	6,772
CMBS and RMBS in the U.S., and other asset-backed securities	64,789	1,883	(1,041)	65,631
Other debt securities	9,508	2,042	0	11,550
Equity securities	87,988	51,783	(561)	139,210

	821,550	62,522	(2,466)	881,606

Held-to-maturity:
Japanese government bond securities and other	96,731	7,305	0	104,036

	¥918,281	¥69,827	¥(2,466)	¥985,642

Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position

The following table provides information about available-for-sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2013 and 2014, respectively:

March 31, 2013

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥85,842	¥(21)	¥0	¥0	¥85,842	¥(21)
Japanese prefectural and foreign municipal bond securities	10,118	0	0	0	10,118	0
Corporate debt securities	4,490	(69)	16,329	(878)	20,819	(947)
Specified bonds issued by SPEs in Japan	3,929	(106)	34,226	(925)	38,155	(1,031)
CMBS and RMBS in the U.S., and other asset-backed securities	2,142	(44)	8,141	(2,164)	10,283	(2,208)
Equity securities	1,315	(142)	318	(19)	1,633	(161)

	¥107,836	¥(382)	¥59,014	¥(3,986)	¥166,850	¥(4,368)

March 31, 2014

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥140,133	¥(10)	¥14,977	¥(8)	¥155,110	¥(18)
Japanese prefectural and foreign municipal bond securities	31,407	(143)	0	0	31,407	(143)
Corporate debt securities	27,496	(31)	10,968	(524)	38,464	(555)
Specified bonds issued by SPEs in Japan	0	0	2,138	(148)	2,138	(148)
CMBS and RMBS in the U.S., and other asset-backed securities	15,891	(91)	2,540	(950)	18,431	(1,041)
Equity securities	15,957	(541)	99	(20)	16,056	(561)

	¥230,884	¥(816)	¥30,722	¥(1,650)	¥261,606	¥(2,466)

Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2012, 2013 and 2014 are as follows:

	Millions of yen
	2012	2013	2014
Total other-than-temporary impairment losses	¥17,100	¥23,180	¥7,992
Portion of loss recognized in other comprehensive income (before taxes)	(630)	(342)	(3)

Net impairment losses recognized in earnings	¥16,470	¥22,838	¥7,989

Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for fiscal 2012, 2013 and 2014 are as follows:

	Millions of yen
	2012	2013	2014
Beginning	¥9,022	¥8,199	¥7,809
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	3,524	110	8
Credit loss for which an other-than-temporary impairment was previously recognized	320	1,171	239
Reduction during the period:
For securities sold or redeemed	(3,530)	(1,049)	(3,609)
Due to change in intent to sell or requirement to sell	(1,137)	(622)	(2,456)

Ending	¥8,199	¥7,809	¥1,991

Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities

The following is a summary of the contractual maturities of debt securities classified as available-for-sale securities and held-to-maturity securities held at March 31, 2014:

Available-for-sale securities held at March 31, 2014:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥195,067	¥195,211
Due after one to five years	303,126	306,286
Due after five to ten years	130,614	132,370
Due after ten years	104,755	108,529

	¥733,562	¥742,396

Held-to-maturity securities held at March 31, 2014:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥1,422	¥1,423
Due after one to five years	5	5
Due after ten years	95,304	102,608

	¥96,731	¥104,036